================================================================================




                                   MassMutual

                                  PARTICIPATION
                                    INVESTORS









                              REPORT for the THREE
                              MONTHS ENDED 3/31/03










================================================================================

MASSMUTUAL PARTICIPATION INVESTORS   ADVISER
 c/o David L. Babson & Company Inc.   David L. Babson & Company Inc.,
 1500 Main Street, Suite 1100         a member of the MassMutual Financial Group
 Springfield, Massachusetts 01115
 (413) 226-1516                      AUDITOR
                                      Deloitte & Touche, LLP
                                      New York, New York 10281

                                     CUSTODIAN
                                      Citibank, N.A.
                                      New York, New York 10043

                                     TRANSFER AGENT & REGISTRAR
                                      Shareholder Financial Services, Inc.
                                      P.O. Box 173673
                                      Denver, Colorado 80217-3673
                                      1-800-647-7374

                    Internet website: www.massmutual.com/mpv



                         INVESTMENT OBJECTIVE AND POLICY

MassMutual Participation Investors (the "Trust"), a diversified closed-end investment company, was offered to the public in October 1988 and its shares are listed on the New York Stock Exchange. The share price of Participation Investors can be found in the financial section of most newspapers as "MassPrt" or "MassMuPrt" under the New York Stock Exchange listings. The Trust's New York Stock Exchange trading symbol is "MPV".

The investment objective of the Trust is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation. The Trust's principal investments are privately placed, below-investment grade, long-term corporate debt obligations purchased directly from their issuers, which tend to be smaller companies. At least half of these investments normally include equity features such as warrants, conversion rights, or other equity features that provide the Trust with the opportunity to realize capital gains. The Trust will also invest in publicly traded debt securities (including high yield securities), again with an emphasis on those with equity features, and in convertible preferred stocks and, subject to certain limitations, readily marketable equity securities. In addition, the Trust may temporarily invest in high quality, readily marketable securities.

David L. Babson & Company Inc. manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders quarterly in January, May, August, and November. All registered shareholders are automatically enrolled in the Dividend Reinvestment and Cash Purchase Plan unless cash distributions are requested.

TO OUR SHAREHOLDERS


April 30, 2003

We are pleased to present the March 31, 2003 Quarterly Report of MassMutual Participation Investors (the "Trust"). At the Trust's Annual Shareholders Meeting, which was held on April 11, 2003, Mr. Robert E. Joyal, the Trust's President for the past four years, announced his retirement as President of the Trust. The shareholders present at the meeting elected Mr. Joyal as a new Trustee for a one-year term and re-elected Stuart H. Reese and Martin T. Hart as Trustees, each for three-year terms. The shareholders also ratified the selection of Deloitte & Touche LLP as the Trust's auditors for the year ending December 31, 2003 and approved the Investment Advisory and Administrative Services Contract between the Trust and David L. Babson & Company Inc. ("Babson"). The detailed results of the shareholder voting can be found at footnote number six of the Trust's financial statements.

The Board of Trustees elected me, Roger W. Crandall, to succeed Mr. Joyal as President of the Trust at their April 11, 2003 meeting. I am currently the head of the Corporate Securities Group at Babson where I oversee all corporate credit related investments, including public and private bonds, bank loans, mezzanine and private equity investments, as well as structured credit products. Prior to moving over to Babson in 2000, I spent a dozen years in the investment management area at Massachusetts Mutual Life Insurance Company, Babson's parent company. I look forward to serving as President of the Trust.

The Board of Trustees declared a quarterly dividend of 20 cents per share, payable on May 15, 2003 to shareholders of record on May 2, 2003. A dividend of 20 cents per share was paid in the previous quarter.

Among the many economic issues facing the Trust's investment markets, the U.S. led war with Iraq continues to loom over the U.S. economy, injecting continued uncertainty into the economic environment. During the quarter, the Dow Jones Industrial Average Index decreased 3.63%, the S&P 500 Index decreased 3.16%, and the Russell 2000 Stock Index decreased 4.49%. Conversely, the fixed income markets, especially the high yield markets, posted positive increases for the quarter ended March 31, 2003. The Merrill Lynch High Yield Master II Index increased 7.14% and the Lehman Government/Credit Index increased 1.65% for the quarter.

The Trust earned 20 cents per share of net investment income for the quarter ended March 31, 2003, compared to 18 cents per share in the previous quarter. During the quarter, net assets of the Trust increased to $88,170,833 or $9.24 per share compared to $83,586,663 or $8.78 per share on December 31, 2002. This translated into a 5.24% portfolio return for the quarter, based on the change in net assets (assuming reinvestment of all dividends and distributions). Long term, the Trust's portfolio returned 4.57%, 6.73%, and 11.51% for the 3-, 5- and 10-year time periods ended March 31, 2003, respectively, again based on change in net assets with reinvestment of all dividends and distributions.

During the quarter, the Trust made two new private placement investments and three follow-on investments, totaling approximately $2.0 million. The two new issuers the Trust invested in were Neff Motivation, Inc. and Weasler Holdings, LLC. The follow-on investments purchased by the Trust were in securities of Evans Consoles, Inc., Olympic Sales, Inc. and Shelter Acquisition, Inc. The weighted average coupon of these investments was 12.7%. (A brief description of these investments can be found in the Schedule of Investments.)

Thank you for your continued interest in and support of MassMutual Participation Investors.

Sincerely,

/s/ Roger W. Crandall
Roger W. Crandall
President

--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF                    MASSMUTUAL PARTICIPATION INVESTORS
ASSETS AND LIABILITIES
March 31, 2003 and 2002
(Unaudited)


                                                              2003              2002
                                                          ------------      ------------
ASSETS:
Investments
(See Consolidated Schedule of Investments)
Corporate restricted securities at fair value
(Cost 2003 - $105,811,200; 2002 - $109,654,624)           $ 89,007,419      $ 92,198,551
Corporate public securities at market value
(Cost 2003 - $13,499,655; 2002 - $13,540,509)                8,548,503         8,778,838
Short-term securities at cost plus earned discount which
approximates market value                                   10,643,485           400,000
                                                          ------------      ------------
                                                           108,199,407       101,377,389
Cash                                                            90,634         1,573,736
Interest and dividends receivable, net                       2,442,103         3,023,362
Receivable for investments sold                                621,312         9,776,267
Other assets                                                    18,970            19,548
                                                          ------------      ------------

     TOTAL ASSETS                                         $111,372,426      $115,770,302
                                                          ============      ============

LIABILITIES:
Payable for investments purchased                         $    175,000      $  1,432,936
Management fee payable                                         198,528           205,039
Note payable                                                12,000,000        12,000,000
Revolving Credit Agreement                                  10,500,000        10,500,000
Interest payable                                               279,240           364,778
Accrued expenses                                                48,825             9,361
Accounts payable                                                    --           261,741
                                                          ------------      ------------
     TOTAL LIABILITIES                                      23,201,593        24,773,855
                                                          ------------      ------------


NET ASSETS:
Common shares, par value $.01 per share;
  an unlimited number authorized                                95,396            94,654
Additional paid-in capital                                  88,272,528        87,565,148
Retained net realized gain on investments, prior years      19,858,001        19,904,384
Undistributed net investment income                          2,536,918         2,780,464
Undistributed net realized (loss) gain on investments         (837,077)        2,869,541
Net unrealized depreciation of investments                 (21,754,933)      (22,217,744)
                                                          ------------      ------------

     TOTAL NET ASSETS                                       88,170,833        90,996,447
                                                          ------------      ------------

     TOTAL LIABILITIES AND NET ASSETS                     $111,372,426      $115,770,302
                                                          ============      ============

COMMON SHARES ISSUED AND OUTSTANDING                         9,539,631         9,465,359
                                                          ============      ============

NET ASSET VALUE PER SHARE                                 $       9.24      $       9.61
                                                          ============      ============


                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------
2

CONSOLIDATED STATEMENTS OF OPERATIONS         MASSMUTUAL PARTICIPATION INVESTORS
For the three months ended March 31, 2003 and 2002
(Unaudited)



                                                              2003              2002
                                                          ------------      ------------
INVESTMENT INCOME:
Interest                                                  $  2,346,545      $  2,694,566
Dividends                                                       62,934            53,617
                                                          ------------      ------------
     TOTAL INVESTMENT INCOME                                 2,409,479         2,748,183
                                                          ------------      ------------


EXPENSES:
Management fees                                                198,528           205,039
Trustees' fees and expenses                                     27,799            27,727
Transfer agent/registrar's expenses                              6,200             6,000
Interest                                                       222,233           236,542
Reports to shareholders                                         27,500            21,000
Audit and legal                                                 26,000            12,000
Other                                                           28,280            40,295
                                                          ------------      ------------

     TOTAL EXPENSES                                            536,540           548,603
                                                          ------------      ------------
NET INVESTMENT INCOME
(2003 - $.20 PER SHARE; 2002 - $.23 PER SHARE)               1,872,939         2,199,580
                                                          ------------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                             1,201,679         3,333,644
Net change in unrealized depreciation of investments         1,345,711          (819,075)
                                                          ------------      ------------

     NET GAIN ON INVESTMENTS                                 2,547,390         2,514,569
                                                          ------------      ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $  4,420,329      $  4,714,149
                                                          ============      ============




                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS         MASSMUTUAL PARTICIPATION INVESTORS
For the three months ended March 31, 2003 and 2002
(Unaudited)



                                                              2003              2002
                                                          ------------      ------------

NET (DECREASE) INCREASE IN CASH:
Cash flows from operating activities:
  Interest and dividends received                         $  1,668,795      $  1,903,201
  Interest expense paid                                        (51,448)          (66,929)
  Operating expenses paid                                     (285,684)          (82,326)
                                                          ------------      ------------
     NET CASH PROVIDED BY OPERATING ACTIVITIES               1,331,663         1,753,946
                                                          ------------      ------------

Cash flows from investing activities:
  Purchases/Proceeds/Maturities from short-term
    portfolio securities, net                               (2,860,012)        4,577,182
  Purchases of portfolio securities                        (10,766,880)      (11,926,446)
  Proceeds from disposition of portfolio securities         13,545,789         7,777,824
                                                          ------------      ------------
     NET CASH (USED FOR) PROVIDED BY INVESTING
     ACTIVITIES                                                (81,103)          428,560
                                                          ------------      ------------
     NET CASH PROVIDED BY OPERATING AND INVESTING
     ACTIVITIES                                              1,250,560         2,182,506
                                                          ------------      ------------

Cash flows from financing activities:
  Increase in receipts for shares issued on
    reinvestment of dividends                                  163,841           190,045
  Cash dividends paid from net investment income            (1,904,211)       (2,266,718)
                                                          ------------      ------------

     NET CASH USED FOR FINANCING ACTIVITIES                 (1,740,370)       (2,076,673)
                                                          ------------      ------------

NET (DECREASE) INCREASE IN CASH                               (489,810)          105,833
Cash - beginning of year                                       580,444         1,467,903
                                                          ------------      ------------

CASH - END OF PERIOD                                      $     90,634      $  1,573,736
                                                          ============      ============

RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET CASH
 PROVIDED BY OPERATING AND INVESTING ACTIVITIES:

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $  4,420,329      $  4,714,149
                                                          ------------      ------------

(Increase) decrease in investments                          (2,988,062)        6,186,654
Increase in interest and dividends receivable, net            (552,373)         (641,641)
Decrease (increase) in receivable for investments sold          15,228        (9,639,391)
Increase in other assets                                       (18,970)          (19,548)
Increase in payable for investments purchased                  175,000         1,182,936
Increase in management fee payable                              10,033            11,030
Increase in interest payable                                   170,785           169,613
Increase (decrease) in accrued expenses                         18,590           (43,037)
Increase in accounts payable                                        --           261,741
                                                          ------------      ------------

     Total adjustments to net assets from operations        (3,169,769)       (2,531,643)
                                                          ------------      ------------
     Net cash provided by operating and investing
     activities                                           $  1,250,560      $  2,182,506
                                                          ============      ============



                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------
4

CONSOLIDATED STATEMENTS                       MASSMUTUAL PARTICIPATION INVESTORS
OF CHANGES IN NET ASSETS
For the three months ended
March 31, 2003 and 2002
(Unaudited)




                                                              2003              2002
                                                          ------------      ------------
INCREASE IN NET ASSETS:

OPERATIONS:
  Net investment income                                   $  1,872,939      $  2,199,580
  Net realized gain on investments                           1,201,679         3,333,644
  Net change in unrealized depreciation of investments       1,345,711          (819,075)
                                                          ------------      ------------
  Net increase in net assets resulting from operations       4,420,329         4,714,149


  Net increase in shares of beneficial interest
  transactions                                                 163,841           190,045
                                                          ------------      ------------

     TOTAL INCREASE IN NET ASSETS                            4,584,170         4,904,194


NET ASSETS, BEGINNING OF YEAR                               83,586,663        86,092,253
                                                          ------------      ------------
NET ASSETS, END OF PERIOD
 (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
  IN 2003 - $2,536,918; 2002 - $2,780,464)                $ 88,170,833      $ 90,996,447
                                                          ============      ============









                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------

CONSOLIDATED SELECTED PER SHARE DATA          MASSMUTUAL PARTICIPATION INVESTORS
Selected data for each share of beneficial interest outstanding for the periods ended:




                                                         For the three
                                                          months ended        For the
                                                           3/31/2003         year ended
                                                          (unaudited)        12/31/2002
                                                          ------------      ------------
Net asset value:
Beginning of year                                         $       8.78      $       9.12
                                                          ------------      ------------

Net investment income                                             0.20              0.87
Net realized and unrealized gain (loss) on investments            0.26             (0.35)
                                                          ------------      ------------

Total from investment operations                                  0.46              0.52
                                                          ------------      ------------

Dividends from net investment income to common
 shareholders                                                       --             (0.86)
Distributions from net realized gain on investments
 to common shareholders                                             --                --
                                                          ------------      ------------

Total distributions                                                 --             (0.86)
                                                          ------------      ------------

Net asset value:
End of period                                             $       9.24      $       8.78
                                                          ============      ============

Per share market value:
End of period                                             $       9.52      $       9.40
                                                          ============      ============

Total investment return
  Market value                                                    1.28%*           12.58%
  Net asset value                                                 5.24%*            5.70%


Net assets (in millions):
  End of period                                           $      88.17      $      83.59

Ratio of operating expenses to average net assets                 0.37%*            1.27%

Ratio of interest expense to average net assets                   0.26%*            1.08%

Ratio of total expenses to average net assets                     0.63%*            2.35%

Ratio of net investment income to average net assets              2.19%*            9.42%

Portfolio turnover                                               11.13%*           35.32%



*Percentages represent results for the period and are not annualized.




                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------
6

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS MARCH 31, 2003
(Unaudited)

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES - 100.95% (A)                        or Principal Amount     Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
PRIVATE PLACEMENT INVESTMENTS - 96.27%
ADORN, INC.
A manufacturer of wall panels, cabinets, moldings and
countertops for houses and recreational vehicles.
  12.5% Subordinated Note due 2010                                      $ 1,125,000        2/29/00    $    995,639    $  1,147,500
  Warrant, exercisable until 2010, to purchase
    common stock at $.02 per share (B)                                        192 shs.     2/29/00         162,931         100,367
                                                                                                      ------------    ------------
                                                                                                         1,158,570       1,247,867
                                                                                                      ------------    ------------
ADVENTURE ENTERTAINMENT CORPORATION
An owner and operator of themed family entertainment
centers.
  19% Senior Subordinated Note due 2004 (B)                             $      103,524     12/9/99         103,524           5,176
                                                                                                      ------------    ------------

ALPHA SHIRT COMPANY
A domestic distributor of imprintable apparel and other
related items.
  12% Senior Subordinated Note due 2007                                 $    1,684,300     4/30/99       1,530,886       1,717,986
  Common Stock (B)                                                            561 shs.     4/30/99         561,150       1,315,354
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                        305 shs.     4/30/99         235,802         715,279
                                                                                                      ------------    ------------
                                                                                                         2,327,838       3,748,619
                                                                                                      ------------    ------------
AMERICA'S BODY CO., INC.
A designer and manufacturer of commercial work vehicles.
  12% Senior Subordinated Note due 2007                                 $    1,750,000     11/2/98       1,587,633       1,400,000
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                         29 shs.     11/2/98         256,667            --
                                                                                                      ------------    ------------
                                                                                                         1,844,300       1,400,000
                                                                                                      ------------    ------------
AMES TRUE TEMPER GROUP
A leading manufacturer and distributor of non-powered
lawn and garden tools and accessories in North America.
  13% Senior Subordinated Note due 2010                                 $    1,000,000     1/14/02         997,343       1,032,939
  10% Preferred Stock                                                          85 shs.           *          85,286          84,709
  Class A Common Stock (B)                                                  1,114 shs.     2/28/02           1,114             892
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                      2,657 shs.     1/14/02           2,657              27
                                                                                                      ------------    ------------
                                                                                                         1,086,400       1,118,567
                                                                                                      ------------    ------------
BEACON MEDICAL PRODUCTS, INC.
A designer, manufacturer and marketer of medical air and
gas distribution systems.
  Senior Secured Floating Rate Revolving Credit
    Facility due 2007                                                   $       35,913      4/9/02          35,913          35,607
  Senior Secured Tranche A Floating Rate Note due 2008                  $      647,604      4/9/02         647,604         643,658
  12% Senior Secured Note due 2010                                      $      412,112      4/9/02         344,087         421,513
  Limited Partnership Interest of Riverside
    Capital Appreciation Fund IV, L.P. (B)                                 1.31 % int.      4/9/02          87,045          69,636
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                        794 shs.      4/9/02          72,856               8
                                                                                                      ------------    ------------
                                                                                                         1,187,505       1,170,422
                                                                                                      ------------    ------------

*2/28/02 and 11/15/02.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS MARCH 31, 2003
(Unaudited)

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES (A)(Continued)                       or Principal Amount     Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
BETA BRANDS, INC. - T.S.E.
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market.
  Senior Secured Tranche A Floating Rate
    Note due 2004 (B)                                                   $    1,063,706    12/23/97    $  1,063,705    $    265,926
  17.75% Senior Secured Tranche B
    Note due 2005 (B)                                                   $      401,412    12/23/97         401,411         100,353
  Preference Shares (B) 179,815 shs. 2/14/02 2 -
  Limited Partnership Interest of CM Equity Partners (B)                   3.13 % int.    12/22/97         416,215            --
  Warrant, exercisable until 2005, to purchase
    common stock at $.81 per share (B)                                    107,267 shs.    12/23/97            --              --
                                                                                                      ------------    ------------
                                                                                                         1,881,333         366,279
                                                                                                      ------------    ------------
BETTER MINERALS & AGGREGATES
A producer of high grade industrial and specialty silica sands.
  14% Redeemable Preferred Stock                                              499 shs.     9/30/99         272,912          54,525
  Convertible Preferred Stock Series A and B, convertible
    into common stock at $9.26 per share (B)                               62,997 shs.    12/19/96         583,300            --
  Common Stock (B)                                                         10,013 shs.     9/30/99         399,505            --
  Warrants, exercisable until 2005 and 2010, to
    purchase common stock at $.01 per share (B)                             5,700 shs.           *          64,247            --
                                                                                                      ------------    ------------
                                                                                                         1,319,964          54,525
                                                                                                      ------------    ------------
C & K FINANCING COMPANY LLC
A holding company formed to hold C & K Manufacturing.
8% Senior Note due 2004 (B)                                             $       33,816    12/24/02          33,816           3,382
                                                                                                      ------------    ------------

C & M CONVEYOR, INC.
A manufacturer and supplier of material handling systems
to the corrugated sheet and container industry.
  9.5% Senior Secured Term Note due 2007                                $      704,819     9/13/02         704,819         702,698
  11% Senior Subordinated Note due 2010                                 $      478,916     9/13/02         446,677         477,948
  Common Stock (B)                                                        180,723 shs.     9/13/02         180,723         144,578
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                     78,386 shs.     9/13/02          34,428             784
                                                                                                      ------------    ------------
                                                                                                         1,366,647       1,326,008
                                                                                                      ------------    ------------
CAINS FOODS, L.P.
A producer of mayonnaise and sauce products for both the
retail and food service markets.
  8% Junior Subordinated Convertible
  Note due 2004, convertible into partnership
    points at $1,388.89 per point                                       $       54,054     9/29/95          54,054          56,805
  Warrant, exercisable until 2004, to purchase
    partnership points at $.01 per point (B)                                   19 pts.     9/29/95          25,130            --
                                                                                                      ------------    ------------
                                                                                                            79,184          56,805
                                                                                                      ------------    ------------

*12/19/96 and 9/30/99.
--------------------------------------------------------------------------------
8

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS MARCH 31, 2003
(Unaudited)

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES (A)(Continued)                       or Principal Amount     Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
CAPESUCCESS LLC
A provider of diversified staffing services.
  Preferred Membership Interests (B)                                          806 int.     4/29/00    $      3,598    $        180
  Common Membership Interests (B)                                          10,421 int.     4/29/00          46,706           2,332
                                                                                                      ------------    ------------
                                                                                                            50,304           2,512
                                                                                                      ------------    ------------

CAPITOL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging
pharmaceuticals products.
  Common Stock (B)                                                             55 shs.           *             252             201
                                                                                                      ------------    ------------

CHAPARRAL RESOURCES, INC. - O.T.C.
An international oil and gas exploration and production company.
  Common Stock (B)                                                             41 shs.     12/3/97           1,599              37
                                                                                                      ------------    ------------

COINING CORPORATION OF AMERICA LLC
A manufacturer of close tolerance parts and metal stampings.
  Senior Secured Floating Rate Revolving Credit
    Facility due 2006                                                   $       43,210      1/7/02          43,210          42,299
  Senior Secured Floating Rate Tranche A Note due 2007                  $      716,050     6/26/01         716,050         696,844
  12% Senior Secured Tranche B Note due 2008                            $      370,370     6/26/01         332,487         380,099
  Limited Partnership Interest (B)                                            185 shs.     6/26/01         185,185         148,148
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                     61,163 shs.     6/26/01          45,370             612
                                                                                                      ------------    ------------
                                                                                                         1,322,302       1,268,002
                                                                                                      ------------    ------------
COLIBRI HOLDINGS CORPORATION
A manufacturer and distributor of wild bird feeders and
accessories.
  12.5% Senior Subordinated Note due 2008                               $      843,750     9/22/00         730,176         841,762
  28% Preferred Stock                                                          38 shs.     11/2/01          37,500          37,639
  Common Stock (B) 756 shs. 9/22/00 281,250 253,124
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                        446 shs.     9/22/00         140,625               4
                                                                                                      ------------    ------------
                                                                                                         1,189,551       1,132,529
                                                                                                      ------------    ------------

CONSUMER PRODUCT ENTERPRISES, INC.
A manufacturer of colored acrylic felt for consumer use.
  Senior Secured Floating Rate Revolving Credit
    Note due 2003                                                       $      176,870     12/8/95         176,870          70,748
  10.75% Senior Secured Term Note due 2003                              $      206,815     12/8/95         206,815          82,726
  Senior Secured Floating Rate Term Note due 2003                       $      103,815     12/8/95         103,815          41,526
  12% Senior Subordinated Note due 2005                                 $      400,287     12/8/95         391,442          80,057
  Common Stock (B)                                                         92,280 shs.     12/8/95          92,280            --
  Warrant, exercisable until 2005, to purchase
    common stock at $.01 per share (B)                                     69,210 shs.     12/8/95          25,426            --
                                                                                                      ------------    ------------
                                                                                                           996,648         275,057
                                                                                                      ------------    ------------

*12/30/97 and 5/29/99.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS MARCH 31, 2003
(Unaudited)

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES (A)(Continued)                       or Principal Amount     Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
CORVEST GROUP, INC.
A manufacturer and distributor of promotional products.
12% Senior Subordinated Note due 2007                                   $    2,045,455           *    $  1,946,701    $  1,868,485
  Common Stock (B)                                                             30 shs.           *          51,136          30,683
  Limited Partnership Interest (B)                                         10.23% int.           *         151,817          91,091
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                         97 shs.           *         157,343         100,241
                                                                                                      ------------    ------------
                                                                                                         2,306,997       2,090,500
                                                                                                      ------------    ------------
DELSTAR HOLDINGS CORPORATION
A manufacturer of plastic netting for a wide variety of industries.
  Convertible Preferred Stock, convertible into common
    stock at $12.16 per share (B)                                           1,758 shs.     10/5/01         213,691             171
                                                                                                      ------------    ------------

DEXTER MAGNETICS TECHNOLOGIES, INC.
A designer, fabricator, assembler and distributor of industrial magnets and subassemblies in North America and Europe.
  12% Senior Subordinated Note due 2006                                 $      652,174     7/19/01         569,934         634,484
  Common Stock (B)                                                            310 shs.     7/19/01         309,783         216,846
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                                        157 shs.     7/19/01         132,677               2
                                                                                                      ------------    ------------
                                                                                                         1,012,394         851,332
                                                                                                      ------------    ------------
DHD HEALTHCARE, INC.
A designer, manufacturer, and distributor of plastic, noninvasive medical devices used for respiratory care.
  Senior Secured Floating Rate Tranche A Note due 2008                  $      642,188      2/8/01         642,188         642,188
  12% Senior Secured Tranche B Note due 2009                            $      257,812      2/8/01         220,982         257,812
  Limited Partnership Interest of Riverside Capital
    Appreciation Fund III, L.P. (B)                                         1.56% int.      2/8/01          93,656         134,865
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                        530 shs.      2/8/01          46,875          89,018
                                                                                                      ------------    ------------
                                                                                                         1,003,701       1,123,883
                                                                                                      ------------    ------------
DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name automotive security systems, audio products and installation accessories.
  12% Senior Subordinated Note due 2007                                 $    1,776,307    12/22/99       1,619,032       1,811,834
  8% Convertible Class B Subordinated
    Promissory Note due 2008                                            $       47,352    12/22/99          47,150          49,440
  Class B Common Stock (B)                                                 13,816 shs.    12/22/99         138,157         124,342
  Limited Partnership Interest                                              4.61% int.    12/22/99         285,492         256,944
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                     23,958 shs.    12/22/99         219,078             240
                                                                                                      ------------    ------------
                                                                                                         2,308,909       2,242,800
                                                                                                      ------------    ------------

*3/5/99 and 3/24/99.
--------------------------------------------------------------------------------
10

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS MARCH 31, 2003
(Unaudited)

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES (A)(Continued)                       or Principal Amount     Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment
maintenance services and temporary production labor to
industrial customers.
  Membership Interests of MM/Lincap
    Diversco Investments Ltd. LLC (B)                                      13.57% int.     8/27/98    $    366,495    $       --
  Preferred Stock (B)                                                       1,639 shs.    12/14/01       1,392,067         556,826
  Warrants, exercisable until 2011, to purchase common
    stock of DHI Holdings, Inc. at $.01 per share (B)                       6,676 shs.           *         201,655            --
                                                                                                      ------------    ------------
                                                                                                         1,960,217         556,826
                                                                                                      ------------    ------------
DT INDUSTRIES, INC.
A designer and manufacturer of automated production
systems used to assemble, test or package industrial and
consumer products.
  7.16% Convertible Preferred Stock, convertible into
    common stock at $14 per share (B)                                      10,000 shs.     6/12/97         500,000         150,000
                                                                                                      ------------    ------------

EAGLE WINDOW & Door Holdings Co.
A manufacturer of wood and aluminum-clad wood
windows and doors.
  12% Senior Subordinated Note due 2010                                 $    1,000,000      5/6/02         859,182       1,045,712
  Common Stock (B)                                                            125 shs.      5/6/02         125,000         112,500
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                        232 shs.      5/6/02         150,000               2
                                                                                                      ------------    ------------
                                                                                                         1,134,182       1,158,214
                                                                                                      ------------    ------------

EAST RIVER VENTURES I, L.P.
An acquirer of controlling or substantial interests in other entities.
  Limited Partnership Interest (B)                                          9,049 int.      1/1/01           7,746           9,948
                                                                                                      ------------    ------------

ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural
medicines and nutritional supplements.
  13% Senior Subordinated Note due 2004 (B)                             $      843,750     9/17/02         714,590         590,625
  Limited Partnership Interest (B)                                          0.70% int.     3/30/00         281,250          28,125
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                        253 shs.     3/30/00         135,000               3
                                                                                                      ------------    ------------
                                                                                                         1,130,840         618,753
                                                                                                      ------------    ------------

*10/24/96 and 8/28/98.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS MARCH 31, 2003
(Unaudited)

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES (A)(Continued)                       or Principal Amount     Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control
center systems.
  Senior Secured Tranche A Floating Rate Note
    due 2004                                                            $      121,500     1/21/03    $    121,500    $    121,500
  Senior Secured Tranche A Floating Rate Note due 2006                  $      487,150      3/2/98         487,150         316,648
  8.85% Senior Secured Tranche A Note due 2006                          $      487,150      3/2/98         487,150         316,648
  11.75% Senior Secured Tranche B Note due 2006                         $      350,000      3/2/98         321,449         227,500
  Senior Secured Floating Rate Revolving Credit
    Facility due 2006                                                   $      492,121      3/2/98         492,121         319,879
  Convertible Preferred Stock, convertible on a one share
    for one share basis into non voting common stock (B)                  146,536 shs.     1/21/03               1              15
  Common Stock (B)                                                         13,524 shs.     2/11/98          47,691           4,769
  Limited Partnership Interest of CM
    Equity Partners (B)                                                    63,525 int.     2/11/98          63,627           6,363
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                                     17,391 shs.      3/2/98          56,000             174
                                                                                                      ------------    ------------
                                                                                                         2,076,689       1,313,496
                                                                                                      ------------    ------------
EVOLVE SOFTWARE, INC.
A provider of software for automating professional
services organizations.
  Common Stock (B)                                                              1 shs.     4/20/01             185            --
                                                                                                      ------------    ------------

EXAMINATION MANAGEMENT SERVICES, INC.
A national full-service evidence provider to the insurance
industry and a provider of occupational health testing.
  12% Senior Subordinated Note due 2007                                 $    1,116,867     3/16/99       1,058,284         878,422
  Limited Partnership Interest (B)                                         2.79 % int.      3/2/99       1,133,133         679,880
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                     40,888 shs.     3/16/99          93,072             409
                                                                                                      ------------    ------------
                                                                                                         2,284,489       1,558,711
                                                                                                      ------------    ------------
FAIRMARKET, INC.
A developer and deliverer of e-business selling and marketing solutions for retailers, distributors and manufacturers.
  Common Stock (B)                                                             54 shs.     4/20/01              92              78
                                                                                                      ------------    ------------

FASTENERS FOR RETAIL, INC.
A designer and marketer of low-cost fasteners for point of
purchase displays and signage in retail environments.
  12.5% Senior Subordinated Note due 2007                               $    1,932,000    12/22/99       1,754,738       1,970,640
  Class B Common Stock (B)                                                    318 shs.    12/22/99         318,000         650,636
  Warrant, exercisable until 2007, to purchase
    common stock at $.02 per share (B)                                        312 shs.    12/22/99         245,034         637,576
                                                                                                      ------------    ------------
                                                                                                         2,317,772       3,258,852
                                                                                                      ------------    ------------

--------------------------------------------------------------------------------
12

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS MARCH 31, 2003
(Unaudited)

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES (A)(Continued)                       or Principal Amount     Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
G C-SUN HOLDINGS, L.P.
A value-added national distributor of maintenance, repair
and operating supplies such as fasteners, electrical
components and tools.
  12% Senior Subordinated Note due 2008 (B)                             $      920,000      3/2/00    $    774,285    $    690,000
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                        469 shs.      3/2/00         185,220               5
                                                                                                      ------------    ------------
                                                                                                           959,505         690,005
                                                                                                      ------------    ------------
GRAND EXPEDITIONS, INC.
A luxury travel tour operation provider.
  Preferred Stock (B)                                                      11,250 shs.     6/21/01         591,600         119,118
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                    149,529 shs.     6/21/01         533,400           1,495
                                                                                                      ------------    ------------
                                                                                                         1,125,000         120,613
                                                                                                      ------------    ------------
HAMILTON FUNERAL SERVICES CENTERS, INC.
The largest privately held owner and operator of funeral
homes in the United States.
  16.5% Senior Subordinated Note due 2007 (B)                           $    2,208,026           *       2,147,182         220,803
  Warrant, exercisable until 2007, to purchase
    common stock at $1 per share (B)                                      196,421 shs.           *          28,131            --
                                                                                                      ------------    ------------
                                                                                                         2,175,313         220,803
                                                                                                      ------------    ------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in
manufacturing and marketing entities.
  Series A Preferred Units (B)                                              0.31% int.     7/21/94         100,002          37,500
                                                                                                      ------------    ------------

HUSSEY SEATING CORPORATION
A manufacturer of spectator seating products.
  Senior Secured Floating Rate Revolving Note due 2006                  $      409,513     6/12/96         409,513         403,521
  Senior Secured Floating Rate Note due 2006                            $      431,719          **         431,719         425,402
  12% Senior Subordinated Note due 2006                                 $      675,000     3/31/03         611,605         581,024
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                                      2,860 shs.         ***         112,500              29
                                                                                                      ------------    ------------
                                                                                                         1,565,337       1,409,976
                                                                                                      ------------    ------------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network
systems for the industrial and office environments.
  11% Senior Secured Note due 2007                                      $      904,373      6/1/00         904,373         816,539
  13% Senior Secured Note due 2007                                      $       37,323     2/28/03          37,323          33,698
  Common Stock (B)                                                            130 shs.      6/1/00         149,500          74,750
                                                                                                      ------------    ------------
                                                                                                         1,091,196         924,987
                                                                                                      ------------    ------------

***1/25/99 and 7/16/99.
***6/12/96 and 8/3/01.
***6/12/96 and 1/19/00.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS MARCH 31, 2003
(Unaudited)

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES (A)(Continued)                       or Principal Amount     Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
JACKSON PRODUCTS, INC.
A manufacturer and distributor of a variety of industrial
and highway safety products.
  Common Stock (B)                                                            113 shs.     8/16/95    $     11,311    $        113
  Warrant, exercisable until 2005, to purchase
    common stock at $.01 per share (B)                                        521 shs.     8/16/95          52,052             516
                                                                                                      ------------    ------------
                                                                                                            63,363             629
                                                                                                      ------------    ------------
JASON, INC.
A diversified manufacturing company serving various
industrial markets.
  13% Senior Subordinated Note due 2008                                 $      510,187      8/4/00         461,201         504,816
  14% Cumulative Redeemable Preferred Stock Series A (B)                      153 shs.      8/4/00         153,119         149,826
  Limited Partnership Interest of
    Saw Mill Capital Fund II, L.P. (B)                                      1.33% int.      8/3/00         469,327         351,995
  Warrants, exercisable until 2008 and 2009, to purchase
    common stock at $.01 per share (B)                                     26,931 shs.      8/4/00          61,101             269
                                                                                                      ------------    ------------
                                                                                                         1,144,748       1,006,906
                                                                                                      ------------    ------------
KEEPSAKE QUILTING, INC.
A seller of quilting fabrics, books, patterns, kits and
notions to consumers.
  Senior Secured Floating Rate Revolving Note due 2005                  $       52,418     6/16/00          52,418          52,150
  Senior Secured Floating Rate Tranche A Note due 2007                  $      589,705     6/16/00         589,705         581,610
  12% Senior Secured Tranche B Note due 2008                            $      314,509     6/16/00         294,516         327,057
  Limited Partnership Interest of
    Riverside XVI Holding Company, L.P. (B)                                 3.02% int.     6/12/00         190,547         169,957
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                        633 shs.     6/12/00          26,209               6
                                                                                                      ------------    ------------
                                                                                                         1,153,395       1,130,780
                                                                                                      ------------    ------------
KENAN-ADVANTAGE TRANSPORT COMPANY
A transporter of light petroleum, petrochemicals,
lubricants and residual fuels.
  12.5% Senior Subordinated Note due 2009                               $      962,170     4/30/01         962,170       1,000,657
  Preferred Stock (B)                                                         163 shs.     4/30/01         163,000         146,700
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                        142 shs.     4/30/01               7               1
                                                                                                      ------------    ------------
                                                                                                         1,125,177       1,147,358
                                                                                                      ------------    ------------
LANCASTER LABORATORIES, INC.
One of the largest laboratory testing operations in the
United States.
  12% Senior Subordinated Note due 2007                                 $      883,929     9/25/00         742,726         883,929
  Common Stock (B)                                                        241,071 shs.     9/25/00         241,071         216,964
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                    214,668 shs.     9/25/00         184,420           2,147
                                                                                                      ------------    ------------
                                                                                                         1,168,217       1,103,040
                                                                                                      ------------    ------------

--------------------------------------------------------------------------------
14

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS MARCH 31, 2003
(Unaudited)

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES (A)(Continued)                       or Principal Amount     Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
LIH INVESTORS, L.P.
A manufacturer and marketer of a broad line of external
accessories for new and used sport utility vehicles, trucks
and vans.
  12.5% Senior Subordinated Note due 2006                               $    2,036,000           *    $  1,793,473    $  2,076,720
  Common Stock (B)                                                          3,057 shs.           *         213,998         130,247
  Warrant, exercisable until 2006, to purchase
    common stock at $.11 per share (B)                                      8,245 shs.           *         318,838         351,286
                                                                                                      ------------    ------------
                                                                                                         2,326,309       2,558,253
                                                                                                      ------------    ------------
MOSS, INC.
A manufacturer and distributor of large display and exhibit
structures.
  Senior Secured Floating Rate Revolving Note due 2005                  $      105,710     9/21/00         105,710          73,996
  Senior Secured Floating Rate Tranche A
    Note due 2007                                                       $      744,775     9/21/00         744,775         521,342
  12% Senior Secured Tranche B Note due 2008                            $      240,250     9/21/00         221,953         168,175
  Limited Partnership Interest of
    Riverside Capital Appreciation Fund I, L.P. (B)                         3.56% int.          **         178,060          89,030
  Warrant, exercisable until 2008, to purchase
    common stock at $100 per share (B)                                        264 shs.     9/21/00          23,064               3
                                                                                                      ------------    ------------
                                                                                                         1,273,562         852,546
                                                                                                      ------------    ------------
MUSTANG VENTURES COMPANY
A natural gas gathering and processing operation located in
Oklahoma and Texas.
  11.5% Subordinated Note due 2011                                      $      300,000    12/11/02         246,393         307,573
  8.5% Redeemable Preferred Stock                                          82,500 shs.    12/11/02         586,634         581,208
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                      9,752 shs.    12/11/02         293,050         219,420
                                                                                                      ------------    ------------
                                                                                                         1,126,077       1,108,201
                                                                                                      ------------    ------------
NEFF MOTIVATION, INC.
A manufacturer and distributor of customized awards and
sportswear to schools.
  12.5% Senior Subordinated Note due 2011                               $      562,500     1/31/03         467,586         567,590
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                        112 shs.     1/31/03          95,625               1
                                                                                                      ------------    ------------
                                                                                                           563,211         567,591
                                                                                                      ------------    ------------

**12/23/98 and 1/28/99.
**9/20/00 and 5/23/02.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS MARCH 31, 2003
(Unaudited)

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES (A)(Continued)                       or Principal Amount     Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
NPC, INC.
A manufacturer of flexible connectors and equipment used
in the installation of sewers and storm drain pipelines.
  Senior Secured Floating Rate Revolving Note due 2006                  $      207,782     6/25/99    $    207,782    $    200,566
  Senior Secured Floating Rate Note due 2006                            $    1,370,339     6/25/99       1,370,298       1,320,775
  12% Senior Secured Tranche B Note due 2007                            $      559,322     6/25/99         504,613         553,816
  Limited Partnership Interest of Riverside XIII
    Holding Company L.P. (B)                                                2.00% int.     6/11/99         169,644         126,536
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                        115 shs.     6/25/99          81,356               1
                                                                                                      ------------    ------------
                                                                                                         2,333,693       2,201,694
                                                                                                      ------------    ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the
automotive industry.
  9% Senior Secured Note due 2009                                       $      464,286     1/28/02         464,286         478,259
  11.5% Senior Subordinated Note due 2012                               $      857,143     1/28/02         770,672         879,668
  Common Stock (B)                                                        178,571 shs.     1/28/02         178,571         160,714
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                    138,928 shs.     1/28/02          92,597           1,389
                                                                                                      ------------    ------------
                                                                                                         1,506,126       1,520,030
                                                                                                      ------------    ------------
OLYMPIC SALES, INC.
An operator of boat dealerships in Washington state,
Wisconsin, Minnesota and British Columbia.
  12% Senior Subordinated Note due 2006                                 $    1,387,000      8/7/98       1,296,280       1,109,600
  12% Senior Subordinated Note due 2008                                 $      244,154      2/9/00         222,256         195,323
  Limited Partnership Interest of Riverside VIII, VIII-A
    and VIII-B Holding Company, L.P. (B)                                  795,964 shs.           *         801,502         415,320
  Warrants, exercisable until 2007 and 2008, to
    purchase common stock at $.01 per share (B)                            15,166 shs.          **         206,041             152
                                                                                                      ------------    ------------
                                                                                                         2,526,079       1,720,395
                                                                                                      ------------    ------------
PACIFIC COAST FEATHER COMPANY
A manufacturer and marketer of natural fill and synthetic
fill bed pillows and comforters.
  15.5% Senior Subordinated Note due 2004                               $    1,166,667     6/27/97       1,166,667       1,196,226
                                                                                                      ------------    ------------

PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care and food packaging markets.
  12% Senior Subordinated Note due 2008                                 $    1,125,000    12/19/00       1,010,116       1,158,455
  Membership Interests of MM/Lincap
    PPI Investments, Inc., LLC (B)                                          1.28% int.    12/21/00         140,625         112,500
                                                                                                      ------------    ------------
                                                                                                         1,150,741       1,270,955
                                                                                                      ------------    ------------

**8/7/98, 2/23/99, 12/22/99 and 2/25/03.
**8/7/98 and 2/29/00.
--------------------------------------------------------------------------------
16

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS MARCH 31, 2003
(Unaudited)

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES (A)(Continued)                       or Principal Amount     Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
PGT INDUSTRIES, INC.
A manufacturer of residential windows and patio doors and
a provider of custom patio rooms and porch enclosures.
  12% Senior Subordinated Note due 2009                                 $    1,035,000     1/29/01    $    919,275    $  1,066,050
  Common Stock (B)                                                             61 shs.     1/29/01          61,000          92,706
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                        171 shs.     1/29/01         139,327         260,139
                                                                                                      ------------    ------------
                                                                                                         1,119,602       1,418,895
                                                                                                      ------------    ------------
PHARMACEUTICAL BUYERS, INC.
A group purchasing organization which specializes in
arranging and negotiating contracts for the purchase of
pharmaceutical goods and medical equipment.
  10.5% Senior Secured Note due 2005                                    $       86,384    11/30/95          86,384          88,020
  10.5% Senior Secured Convertible Note due 2005,
    convertible into common stock at $50,000 per share                  $       97,500    11/30/95          97,500         140,127
  Common Stock                                                                  3 shs.    11/30/95         169,000         220,801
                                                                                                      ------------    ------------
                                                                                                           352,884         448,948
                                                                                                      ------------    ------------
P H I HOLDING COMPANY
A retailer of mid-priced gift items, home and garden decor,
accessories and other similar consumer products.
  12.5% Senior Subordinated Note due 2010                               $    1,125,000    10/25/02       1,015,301       1,181,250
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                        186 shs.    10/25/02         112,500               2
                                                                                                      ------------    ------------
                                                                                                         1,127,801       1,181,252
                                                                                                      ------------    ------------
PLASSEIN PACKAGING CORPORATION
A manufacturer of flexible packaging products.
  13% Senior Subordinated Note due 2007 (B)                             $      404,263     8/15/00         352,052          40,426
  15% Junior Subordinated Note due 2008 (B)                             $       38,939    11/14/01          38,125            --
  12% Junior Subordinated Note due 2008 (B)                             $      348,833     8/15/00         243,054            --
  Convertible Preferred Stock, convertible into
    common stock at $1 per share (B)                                      152,606 shs.     8/15/00         152,606            --
  Common Stock (B)                                                        236,627 shs.     8/15/00         153,293            --
  Warrants, exercisable until 2007 and 2008, to purchase
    common stock at $.01 per share (B)                                    255,569 shs.           *          50,739            --
                                                                                                      ------------    ------------
                                                                                                           989,869          40,426
                                                                                                      ------------    ------------
POLYMER TECHNOLOGIES, INC./POLI-TWINE WESTERN, INC.
A leading manufacturer of polypropylene twine for the hay
bailing marketplace.
  8% Senior Subordinated Note due 2010 (B)                              $      393,750     9/27/02         393,735         295,312
  Preferred Series A Stock (B)                                                563 shs.     9/27/02         507,664         126,916
  Preferred Series B Stock (B)                                                127 shs.     9/27/02         123,289          30,822
  Common Stock (B)                                                         84,375 shs.      3/1/00          42,188            --
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                  3,901,711 shs.          **          58,123            --
                                                                                                      ------------    ------------
                                                                                                         1,124,999         453,050
                                                                                                      ------------    ------------

*8/15/00 and 11/14/01.
**3/1/00 and 9/27/02.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS MARCH 31, 2003
(Unaudited)

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES (A)(Continued)                       or Principal Amount     Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
PRECISION DYNAMICS, INC.
A manufacturer of custom-designed solenoid valves and
controls.
  Senior Secured Floating Rate Revolving Credit
    Facility due 2003                                                   $      448,250     7/22/96    $    448,250    $    403,425
  Senior Secured Floating Rate Term Note due 2003                       $      725,350     7/22/96         725,350         652,815
  12% Senior Secured Term Note due 2004                                 $      244,500     7/22/96         234,594         220,050
  8% Preferred Stock                                                          187 shs.     7/22/96         115,982            --
  Common Stock (B)                                                            299 shs.     7/22/96          14,489            --
  Warrant, exercisable until 2004, to purchase
    common stock at $.01 per share (B)                                        162 shs.     7/22/96          49,000            --
                                                                                                      ------------    ------------
                                                                                                         1,587,665       1,276,290
                                                                                                      ------------    ------------
PREMIUM FOODS GROUP, INC.
A manufacturer and distributor of branded meat products.
  Limited Partnership Interest of MHD Holdings LLC (B)                      0.69% int.     8/29/00         427,000         427,000
                                                                                                      ------------    ------------

PROCESS CHEMICALS LLC
A specialty chemical company that manufactures processed
chemicals for the fertilizer, asphalt and concrete industries.
  6% Redeemable Preferred Membership Interests                              1,262 int.           *       1,390,495       1,403,148
  Common Membership Interests                                               4,932 int.           *          30,059          20,481
                                                                                                      ------------    ------------
                                                                                                         1,420,554       1,423,629
                                                                                                      ------------    ------------
PROGRESSIVE SOFTWARE HOLDING, INC.
A designer and manufacturer of point-of-sale monitors and
keyboards used by retailers and restaurants.
  Common Stock (B)                                                        364,973 shs.      7/9/02       1,749,998           6,570
                                                                                                      ------------    ------------

PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products,
related breeding and healthcare products and specialty
genetics sold to the dairy and beef industries.
  9.8% Redeemable Exchangeable Preferred Stock (B)                            332 shs.     8/12/94          33,217           8,304
  Common Stock (B)                                                            867 shs.          **          42,365            --
                                                                                                      ------------    ------------
                                                                                                            75,582           8,304
                                                                                                      ------------    ------------
PW EAGLE, INC. - O.T.C.
An extruder of small and medium diameter plastic pipe
and tubing in the United States.
  14% Senior Subordinated Note due 2007                                 $    1,822,946     9/16/99       1,820,642       1,827,867
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                    101,505 shs.     9/16/99               1         579,188
                                                                                                      ------------    ------------
                                                                                                         1,820,643       2,407,055
                                                                                                      ------------    ------------

**7/31/97 and 1/4/99.
**11/14/01 and 8/12/94.
--------------------------------------------------------------------------------
18

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS MARCH 31, 2003
(Unaudited)

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES (A)(Continued)                       or Principal Amount     Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
RK POLYMERS LLC
A producer of styrenic block copolymers and highly
engineered synthetic elastomers.
  13% Senior Subordinated Note due 2011                                 $    1,125,000     2/28/01    $  1,016,222    $  1,167,849
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                        122 shs.     2/28/01         108,778               1
                                                                                                      ------------    ------------
                                                                                                         1,125,000       1,167,850
                                                                                                      ------------    ------------
SABEX 2002, INC.
A Canadian specialty pharmaceutical company which
manufactures and distributes generic injectable drugs and
eye products.
  12% Senior Subordinated Note due 2009                                 $    1,125,000     4/19/02       1,058,308       1,168,368
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                     27,046 shs.     4/19/02          73,086             270
                                                                                                      ------------    ------------
                                                                                                         1,131,394       1,168,638
                                                                                                      ------------    ------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the
wood working industry.
  Senior Secured Floating Rate Tranche A Note due 2007                  $    1,197,956      6/2/99       1,197,956       1,197,956
  12% Senior Secured Tranche B Note due 2007                            $      646,089      6/2/99         646,089         652,550
  Class B Common Stock (B)                                                    846 shs.      6/2/99         146,456         282,957
                                                                                                      ------------    ------------
                                                                                                         1,990,501       2,133,463
                                                                                                      ------------    ------------
SELIG ACQUISITION CORPORATION
A manufacturer of container sealing materials for bottles
used in consumer products.
  12% Senior Subordinated Note due 2009                                 $    1,125,000     6/13/02       1,035,810       1,153,109
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                      1,064 shs.     6/13/02          96,365              11
                                                                                                      ------------    ------------
                                                                                                         1,132,175       1,153,120
                                                                                                      ------------    ------------
SHELTER ACQUISITION, INC.
A distributor of roofing supplies and products throughout
the Midwest.
  12.5% Senior Subordinated Note due 2008                               $      803,571      8/1/02         697,029         816,399
  Common Stock (B)                                                        401,786 shs.           *         401,786         361,607
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                    139,470 shs.      8/1/02         114,589           1,395
                                                                                                      ------------    ------------
                                                                                                         1,213,404       1,179,401
                                                                                                      ------------    ------------
SNYDER INDUSTRIES, INC.
A manufacturer of proprietary rotationally molded
polyethylene containers.
  12.25% Senior Subordinated Note due 2007                              $    2,250,000     12/6/99       2,050,808       2,295,000
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                        369 shs.     12/6/99         306,818               4
                                                                                                      ------------    ------------
                                                                                                         2,357,626       2,295,004
                                                                                                      ------------    ------------

*8/1/02 and 1/17/03.
--------------------------------------------------------------------------------
19

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS MARCH 31, 2003
(Unaudited)

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES (A)(Continued)                       or Principal Amount     Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
STAR INTERNATIONAL, INC.
A manufacturer of commercial cooking appliances.
  11% Senior Secured Note due 2004                                      $      760,550     1/25/00    $    745,433    $    760,546
  9.65% Senior Secured Note due 2004                                    $      117,313     5/27/94         117,313         117,313
  10.5% Subordinated Note due 2004                                      $      179,104     5/27/94         179,104         179,104
  Common Stock (B)                                                          1,077 shs.     5/27/94          64,904         233,190
  Warrant, exercisable until 2004, to purchase
    common stock at $.01 per share (B)                                      1,271 shs.           *          57,243         275,165
                                                                                                      ------------    ------------
                                                                                                         1,163,997       1,565,318
                                                                                                      ------------    ------------
STRATEGIC EQUIPMENT & SUPPLY CORP., INC.
A provider of kitchen and restaurant design, equipment
fabrication and installation services.
  12% Senior Subordinated Note due 2008                                 $    2,250,000     1/14/00       1,968,316       2,137,578
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                     61,862 shs.     1/14/00         382,501             619
                                                                                                      ------------    ------------
                                                                                                         2,350,817       2,138,197
                                                                                                      ------------    ------------
THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies, such as
safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
  12.5% Senior Subordinated Note due 2007                               $    1,356,000      2/5/98       1,245,798       1,356,000
  Common Stock (B)                                                            315 shs.      2/4/98         315,000         283,500
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                                        222 shs.      2/5/98         184,416               2
                                                                                                      ------------    ------------
                                                                                                         1,745,214       1,639,502
                                                                                                      ------------    ------------
THERMA-TRU CORPORATION
A manufacturer of residential exterior entry door systems.
Limited Partnership Interest of KT
  Holding Company, L.P. (B)                                                 0.27% int.      5/5/00         409,365         368,429
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                        391 shs.      5/9/00         152,055          38,666
                                                                                                      ------------    ------------
                                                                                                           561,420         407,095
                                                                                                      ------------    ------------
TIDEWATER HOLDING, INC.
An operator of a barge transportation line on the
Columbia/Snake River system.
  17% Preferred Stock (B)                                                     280 shs.    12/23/02         280,000         266,000
  Convertible Preferred Stock, convertible into
    common stock at $1,000 per share (B)                                      560 shs.     7/25/96         560,000         448,000
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                        237 shs.     7/25/96          24,103         189,504
                                                                                                      ------------    ------------
                                                                                                           864,103         903,504
                                                                                                      ------------    ------------

* 5/27/94 and 1/25/00.
--------------------------------------------------------------------------------
20

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS MARCH 31, 2003
(Unaudited)

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES (A)(Continued)                       or Principal Amount     Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
TINNERMAN-PALNUT ENGINEERED COMPONENTS
A manufacturer of precision engineered metal and plastic
fasteners and assembly components.
  12.75% Senior Subordinated Note due 2008                              $      992,647     12/6/01    $    992,647    $  1,005,428
  Membership Interests (B)                                                132,353 int.     12/6/01         132,353         119,118
                                                                                                      ------------    ------------
                                                                                                         1,125,000       1,124,546
                                                                                                      ------------    ------------

TRONAIR, INC.
A designer, engineer and manufacturer of ground support
equipment for the business, commuter and commercial
aviation markets.
  10.5% Senior Secured Term Note due 2008                               $    1,128,161     1/20/00       1,128,161       1,095,803
  12% Senior Subordinated Note due 2010                                 $      758,100     1/20/00         713,286         715,574
  Common Stock (B)                                                        129,960 shs.     1/20/00         129,960         103,968
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                    148,912 shs.     1/20/00          56,316           1,489
                                                                                                      ------------    ------------
                                                                                                         2,027,723       1,916,834
                                                                                                      ------------    ------------
TRUSEAL TECHNOLOGIES, INC.
A manufacturer of sealant systems for the North American
window and door market.
  12.25% Senior Subordinated Note due 2006                              $    1,338,000     6/23/97       1,255,743       1,338,000
  Limited Partnership Interest (B)                                          5.02% int.     6/17/97         412,300         371,070
  Warrant, exercisable until 2006, to purchase
    limited partnership interests at $.01 per unit (B)                        630 uts.     6/23/97         188,536          34,984
                                                                                                      ------------    ------------
                                                                                                         1,856,579       1,744,054
                                                                                                      ------------    ------------
TVI, INC.
A retailer of used clothing in the United States, Canada
and Australia.
  15.971% Senior Subordinated Note due 2008                             $    1,079,210      5/2/00       1,042,300       1,081,083
  Common Stock (B)                                                        187,500 shs.      5/2/00         187,500         131,250
                                                                                                      ------------    ------------
                                                                                                         1,229,800       1,212,333
                                                                                                      ------------    ------------
USFLOW CORPORATION
A distributor of industrial pipes, valves and fittings.
  12.5% Senior Subordinated Note due 2007 (B)                           $    1,834,000    12/14/99       1,637,654         366,800
  Class B Common Stock (B)                                                    352 shs.    12/14/99         351,600            --
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                        299 shs.    12/14/99         244,533            --
                                                                                                      ------------    ------------
                                                                                                         2,233,787         366,800
                                                                                                      ------------    ------------
VICTORY VENTURES LLC
An acquirer of controlling or substantial interests in other entities.
  Series A Preferred Units (B)                                              0.04% int.     12/2/96               1               2
                                                                                                      ------------    ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS MARCH 31, 2003
(Unaudited)

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES (A)(Continued)                       or Principal Amount     Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
VITEX PACKAGING, INC.
A manufacturer of specialty packaging, primarily
envelopes and tags used on tea bags.
  12% Senior Subordinated Note due 2008                                 $    1,082,787    12/18/00    $  1,010,579    $  1,157,613
  Limited Partnership Interest of Riverside VI
    Holding Company L.P. (B)                                                2.73% int.           *         198,562         158,847
  Limited Partnership Interest of Riverside
    Capital Appreciation Fund II L.P. (B)                                   0.84% int.    12/18/00          42,213          33,770
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                        160 shs.          **         123,166               2
                                                                                                      ------------    ------------
                                                                                                         1,374,520       1,350,232
                                                                                                      ------------    ------------
WASHINGTON INVENTORY SERVICES, INC.
A provider of physical inventory taking and other related
services to retailers.
  12.5% Senior Subordinated Note due 2008                               $      871,878     11/3/00         850,770         870,508
  Senior Preferred Stock (B)                                                2,484 shs.     11/1/00         248,379         229,479
  Class B Common Stock (B)                                                  4,743 shs.     11/1/00           4,743           4,269
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                      2,107 shs.     11/3/00          26,367              21
                                                                                                      ------------    ------------
                                                                                                         1,130,259       1,104,277
                                                                                                      ------------    ------------
WEASLER HOLDINGS LLC
A manufacturer of mechanical power transmission
components for the agricultural, lawn and turf industries.
  13.25% Senior Subordinated Note due 2010                              $    1,071,428      2/4/03         961,371       1,086,957
  Limited Partnership Interest (B)                                         53,571 int.      2/3/03          53,571          42,857
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                        136 shs.      2/4/03         111,086               1
                                                                                                      ------------    ------------
                                                                                                         1,126,028       1,129,815
                                                                                                      ------------    ------------
WICOR AMERICAS, INC.
A manufacturer of cellulose based insulation products,
systems and services for electrical transformer equipment
manufacturers.
  20% Senior Subordinated Secured Note due 2009                         $    1,203,317     11/9/01       1,202,759       1,192,357
                                                                                                      ------------    ------------

TOTAL PRIVATE PLACEMENT INVESTMENTS                                                                    100,590,063      84,881,801
                                                                                                      ------------    ------------














**12/30/97 and 9/9/99.
**1/2/98 and 12/18/00.
--------------------------------------------------------------------------------
22

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS MARCH 31, 2003
(Unaudited)

                                                         Interest       Due         Shares or
CORPORATE RESTRICTED SECURITIES:(A) (Continued)            Rate         Date     Principal Amount       Cost          Fair Value
                                                          -------     --------   ----------------   ------------     ------------
RULE 144A SECURITIES - 4.68%: (A)
BONDS - 2.79%
  American Media Operation, Inc.                           8.875%     01/15/11     $    175,000     $    175,000     $    188,562
  Canwest Media, Inc.                                      7.625      04/15/13          175,000          175,000          175,000
  Cuddy International Corporation (B)                     10.750      12/01/07          205,065          202,001           20,507
  Del Monte Corporation                                    8.625      12/15/12          200,000          200,000          208,000
  Direct Holdings Finance                                  8.375      03/15/13          500,000          500,000          551,875
  Dole Food Company, Inc.                                  8.875      03/15/11           75,000           75,000           78,000
  Hexcel Corporation                                       9.875      10/01/08           75,000           74,217           78,000
  Northwest Pipelines Corporation                          8.125      03/01/10          200,000          200,000          211,246
  Nucor Corporation                                        6.000      01/01/09          150,000          162,153          164,227
  Remington Arms Company                                  10.500      02/01/11          175,000          175,000          186,812
  TCW Leveraged Income Trust, L.P. (B)                     8.410      03/31/04        1,500,000        1,500,000          600,000
                                                                                   ------------     ------------     ------------
    TOTAL BONDS                                                                    $  3,430,065        3,438,371        2,462,229
                                                                                   ------------     ------------     ------------

CONVERTIBLE BONDS - 1.89%
  Advanced Micro Devices, Inc.                             4.750%     02/01/22     $    250,000     $    198,724     $    167,813
  Computer Associates Int'l., Inc.                         1.625      12/15/09           75,000           75,000           78,456
  Cymer, Inc.                                              3.500      02/15/09          450,000          450,000          407,250
  F E I Company                                            5.500      08/15/08          200,000          200,000          181,750
  General Semiconductor, Inc.                              5.750      12/15/06           35,000           31,587           32,900
  Hyperion Solutions Corporation                           4.500      03/15/05          100,000          100,000           98,875
  Invitrogen Corporation                                   2.250      12/15/06          225,000          225,000          196,031
  Sanmina-SCI Corporation (B)                              0.000      09/12/20          570,000          237,262          255,075
  Triquint Semiconductor, Inc.                             4.000      03/01/07          120,000           89,836           98,550
  Tyco International Group                                 2.750      01/15/18          100,000          100,000           92,782
  Viropharma, Inc.                                         6.000      03/01/07          110,000           75,350           53,900
                                                                                   ------------     ------------     ------------
    TOTAL CONVERTIBLE BONDS                                                        $  2,235,000        1,782,759        1,663,382
                                                                                   ------------     ------------     ------------

WARRANTS - 0.00%
  Winsloew Escrow Corporation (B)                                                           700     $          7     $          7
                                                                                                    ------------     ------------
    TOTAL WARRANTS                                                                                             7                7
                                                                                                    ------------     ------------

TOTAL RULE 144A SECURITIES                                                                             5,221,137        4,125,618
                                                                                                    ------------     ------------

TOTAL CORPORATE RESTRICTED SECURITIES                                                               $105,811,200     $ 89,007,419
                                                                                                    ------------     ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS MARCH 31, 2003
(Unaudited)

                                                          Interest      Due         Shares or
CORPORATE PUBLIC SECURITIES - 9.69% (A)                    Rate         Date     Principal Amount       Cost         Market Value
                                                          -------     --------   ----------------   ------------     ------------
BONDS - 3.90%
  Airplanes Pass Thru Trust (B)                            8.150%     03/15/19     $  1,399,350     $  1,398,113     $    104,951
  G F S I, Inc.                                            9.625      03/01/07          125,000          106,110          100,000
  Hexcel Corporation                                       9.750      01/15/09          340,000          340,000          307,700
  Isle of Capri Casinos, Inc.                              9.000      03/15/12          400,000          400,000          418,000
  Neff Corporation                                        10.250      06/01/08           90,000           89,000           29,700
  Northwest Airlines Corporation                           8.970      01/02/15          783,133          783,133          382,537
  Numatics, Inc.                                           9.625      04/01/08          375,000          377,233          213,750
  S P X Corporation                                        7.500      01/01/13          250,000          250,000          265,000
  Sports Club Co.                                         11.375      03/15/06          400,000          388,000          358,500
  United Refining Co.                                     10.750      06/15/07          980,000          980,000          803,600
  Winsloew Escrow Corporation                             12.750      08/15/07          700,000          684,033          455,000
                                                                                   ------------     ------------     ------------
    TOTAL BONDS                                                                    $  5,842,483        5,795,622        3,438,738
                                                                                   ------------     ------------     ------------
COMMON STOCK - 3.28%
  Chesapeake Energy Corporation                                                          81,100     $    656,910     $    637,446
  Computer Horizons Corporation (B)                                                       6,268           31,051           19,305
  Convera Corporation (B)                                                                21,050          771,153           81,043
  D T Industries, Inc. (B)                                                               89,438          584,046          115,375
  EOS International, Inc. (B)                                                            39,375          438,156           19,688
  Florist Transworld Delivery, Inc. (B)                                                   9,374           13,753          192,073
  H C I Direct, Inc. (B)                                                                    500             --                  5
  I T C/Deltacom, Inc. (B)                                                               11,750          227,950           19,387
  Proton Energy Systems, Inc. (B)                                                        14,000          177,078           34,440
  Rent-Way, Inc. (B)                                                                     46,432          458,123          167,155
  Surebeam Corporation (B)                                                               20,277            8,754           71,174
  Titan Corporation (B)                                                                  29,026           77,860          216,244
  Transmontaigne, Inc. (B)                                                              277,771          909,179        1,169,416
  Vina Technologies, Inc. (B)                                                               143              422               17
  W E C Company, Inc. (B)                                                                 5,567          750,000          149,994
                                                                                                    ------------     ------------
    TOTAL COMMON STOCK                                                                                 5,104,435        2,892,762
                                                                                                    ------------     ------------

--------------------------------------------------------------------------------
24

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS MARCH 31, 2003
(Unaudited)

                                                          Interest      Due
CORPORATE PUBLIC SECURITIES: (A)(Continued)                Rate         Date     Principal Amount       Cost         Market Value
                                                          -------     --------   ----------------   ------------     ------------
CONVERTIBLE BONDS - 2.51%
  Charter Communications, Inc.                             4.750%     06/01/06     $    345,000     $    345,000     $     58,650
  Commscope, Inc.                                          4.000      12/15/06           90,000           87,275           76,984
  Corning, Inc. (B)                                        0.000      11/08/15          425,000          315,318          287,938
  Cypress Semiconductor Corporation                        4.000      02/01/05          115,000          115,000          102,206
  F E I Company                                            5.500      08/15/08          600,000          559,500          545,250
  Hyperion Solutions Corporation                           4.500      03/15/05           30,000           21,300           29,662
  Mediacom Communications Corporation                      5.250      07/01/06          580,000          580,000          535,050
  S C I Systems, Inc.                                      3.000      03/15/07          400,000          363,518          315,000
  Sanmina-SCI Corporation (B)                              0.000      09/12/20          595,000          212,687          266,263
                                                                                   ------------     ------------     ------------
    TOTAL CONVERTIBLE BONDS                                                        $  3,180,000        2,599,598        2,217,003
                                                                                   ============     ------------     ------------

    TOTAL CORPORATE PUBLIC SECURITIES                                                               $ 13,499,655     $  8,548,503
                                                                                                    ------------     ------------
                                                          Interest      Due
SHORT-TERM SECURITIES:                                     Rate         Date     Principal Amount       Cost         Market Value
                                                          -------     --------   ----------------   ------------     ------------
COMMERCIAL PAPER - 12.07%
  Alltel Corporation                                       1.230%     04/10/03     $  1,600,000     $  1,599,508     $  1,599,508
  Avery Dennison Corporation                               1.290      04/03/03        1,500,000        1,499,892        1,499,892
  DaimlerChrysler NA Holding Corporation                   1.502      04/07/03          100,000           99,976           99,976
  General Motors Accept Corporation                        1.451      04/07/03          100,000           99,976           99,976
  Ingersoll-Rand Company                                   1.370      04/02/03        1,650,000        1,649,937        1,649,937
  National Fuel Gas Company                                1.431      04/08/03        1,720,000        1,719,522        1,719,522
  Reed Elsevier, Inc.                                      1.431      04/04/03          305,000          304,964          304,964
  Reed Elsevier, Inc.                                      1.401      04/09/03          410,000          409,872          409,872
  Schering-Plough Corporation                              1.260      04/04/03        1,540,000        1,539,838        1,539,838
  Washington Mutual Financial Corporation                  1.300      04/01/03        1,720,000        1,720,000        1,720,000
                                                                                   ------------     ------------     ------------
   TOTAL SHORT-TERM SECURITIES                                                     $ 10,645,000     $ 10,643,485     $ 10,643,485
                                                                                   ============     ------------     ------------

TOTAL INVESTMENTS                   122.71%                                                         $129,954,340      108,199,407
                                                                                                    ============     ------------
  Other Assets                        3.60                                                                              3,173,019
  Liabilities                       (26.31)                                                                           (23,201,593)
                                    ------                                                                           ------------
 TOTAL NET ASSETS                   100.00%                                                                          $ 88,170,833
                                    ======                                                                           ============


(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B)  Non-income producing security.


                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.) MASSMUTUAL PARTICIPATION INVESTORS March 31, 2003
(Unaudited)

                            INDUSTRY CLASSIFICATION

Corporate Restricted Securities:                  Fair Value
                                                 ------------
AEROSPACE - 0.09%
Hexcel Corporation                                   $ 78,000
                                                 ------------
AUTOMOBILE - 6.21%
America's Body Co., Inc.                            1,400,000
LIH Investors, L.P.                                 2,558,253
Nyloncraft, Inc.                                    1,520,030
                                                 ------------
                                                    5,478,283
                                                 ------------
BEVERAGE, FOOD & TOBACCO - 1.29%
Beta Brands, Inc.                                     366,279
Cains Foods, L.P.                                      56,805
Del Monte Corporation                                 208,000
Dole Food Company, Inc.                                78,000
Premium Foods Group, Inc.                             427,000
                                                 ------------
                                                    1,136,084
                                                 ------------
BUILDINGS & REAL ESTATE - 10.54%
Adorn, Inc.                                         1,247,867
Eagle Window & Door Holdings Co.                    1,158,214
PGT Industries, Inc.                                1,418,895
Shelter Acquisition, Inc.                           1,179,401
Strategic Equipment & Supply Corp., Inc.            2,138,197
Therma-Tru Corporation                                407,095
Truseal Technologies, Inc.                          1,744,054
                                                 ------------
                                                    9,293,723
                                                 ------------
CARGO TRANSPORT - 2.33%
Kenan-Advantage Transport Company                   1,147,358
Tidewater Holdings, Inc.                              903,504
                                                 ------------
                                                    2,050,862
                                                 ------------
CHEMICAL, PLASTICS & RUBBER - 2.94%
Delstar Holdings Corporation                              171
Process Chemicals LLC                               1,423,629
RK Polymers LLC                                     1,167,850
                                                 ------------
                                                    2,591,650
                                                 ------------
CONSUMER PRODUCTS - 13.75%
Alpha Shirt Company                                 3,748,619
Colibri Holdings Corporation                        1,132,529
Consumer Product Enterprises, Inc.                    275,057
Corvest Group, Inc.                                 2,090,500
Dexter Magnetics Technologies, Inc.                   851,332
G C-Sun Holdings, L.P.                                690,005
Keepsake Quilting, Inc.                             1,130,780
Neff Motivation, Inc.                                 567,591
The Tranzonic Companies                             1,639,502
                                                 ------------
                                                   12,125,915
                                                 ------------
CONTAINERS, PACKAGING & GLASS - 6.93%
C & K Financing Company LLC                             3,382
Capitol Specialty Plastics, Inc.                          201
Paradigm Packaging, Inc.                            1,270,955
Plassein Packaging Corporation                         40,426
Selig Acquisition Corporation                       1,153,120
Snyder Industries, Inc.                             2,295,004
Vitex Packaging, Inc.                               1,350,232
                                                 ------------
                                                    6,113,320
                                                 ------------
DIVERSIFIED/CONGLOMERATE,
MANUFACTURING - 16.18%
D T Industries, Inc.                                  150,000
Evans Consoles, Inc.                                1,313,496
Highgate Capital LLC                                   37,500
Hussey Seating Corporation                          1,409,976
Jackson Products, Inc.                                    629
Jason, Inc.                                         1,006,906
NPC, Inc.                                           2,201,694
Pacific Coast Feather Company                       1,196,226
PW Eagle, Inc.                                      2,407,055
Safety Speed Cut Manufacturing Company, Inc.        2,133,463
Tinnerman-Palnut Engineered Components              1,124,546
Tyco International Group                               92,782
Wicor Americas, Inc.                                1,192,357
                                                 ------------
                                                   14,266,630
                                                 ------------
DIVERSIFIED/CONGLOMERATE,
SERVICE - 6.99%
Diversco, Inc./DHI Holdings, Inc.                     556,826
Examination Management Services, Inc.               1,558,711
Hamilton Funeral Services Centers, Inc.               220,803
Lancaster Laboratories, Inc.                        1,103,040
Pharmaceutical Buyers, Inc.                           448,948
Sabex 2002, Inc.                                    1,168,638
Washington Inventory Services, Inc.                 1,104,277
                                                 ------------
                                                    6,161,243
                                                 ------------
ELECTRONICS - 7.28%
Advanced Micro Devices, Inc.                          167,813
Computer Associates Int'l., Inc.                       78,456
Coining Corporation of America LLC                  1,268,002
Directed Electronics, Inc.                          2,242,800
Evolve Software, Inc.                                     --
Fairmarket, Inc.                                           78
Hyperion Solutions Corporation                         98,875
Integration Technology Systems, Inc.                  924,987
Precision Dynamics, Inc.                            1,276,290
Progressive Software Holding, Inc.                      6,570
Sanmina-SCI Corporation                               255,075
Triquint Semiconductor, Inc.                           98,550
                                                 ------------
                                                    6,417,496
                                                 ------------

--------------------------------------------------------------------------------
26

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.) MASSMUTUAL PARTICIPATION INVESTORS March 31, 2003
(Unaudited)

                      INDUSTRY CLASSIFICATION (Continued)

Corporate Restricted Securities: (Cont.)          Fair Value
                                                 ------------
FARMING & AGRICULTURE - 0.55%
Cuddy International Corporation                      $ 20,507
Polymer Technologies, Inc./
Poli-Twine Western, Inc.                              453,050
Protein Genetics, Inc.                                  8,304
                                                 ------------
                                                      481,861
                                                 ------------
HEALTHCARE, EDUCATION &
CHILDCARE - 3.36%
Beacon Medical Products, Inc.                       1,170,422
DHD Healthcare, Inc.                                1,123,883
Enzymatic Therapy, Inc.                               618,753
Viropharma, Inc.                                       53,900
                                                 ------------
                                                    2,966,958
                                                 ------------
HOME & OFFICE FURNISHINGS,
HOUSEWARES, AND DURABLE
CONSUMER PRODUCTS - 6.44%
Fasteners for Retail, Inc.                          3,258,852
Moss, Inc.                                            852,546
Star International, Inc.                            1,565,318
                                                 ------------
                                                    5,676,716
                                                 ------------
LEISURE, AMUSEMENT,
ENTERTAINMENT - 2.09%
Adventure Entertainment Corporation                     5,176
Grand Expeditions, Inc.                               120,613
Olympic Sales, Inc.                                 1,720,395
                                                 ------------
                                                    1,846,184
                                                 ------------
MACHINERY - 4.52%
Ames True Temper Group                              1,118,567
C & M Conveyor, Inc.                                1,326,008
Cymer, Inc.                                           407,250
Weasler Holdings LLC                                1,129,815
                                                 ------------
                                                    3,981,640
                                                 ------------
MINING, STEEL, IRON & NON
PRECIOUS METALS - 0.06%
Better Minerals & Aggregates                           54,525
                                                 ------------
MISCELLANEOUS - 2.42%
CapeSuccess LLC                                         2,512
Direct Holdings Finance                               551,875
East River Ventures I, L.P.                             9,948
General Semiconductor, Inc.                            32,900
Invitrogen Corporation                                196,031
Northwest Pipelines Corporation                       211,246
Nucor Corporation                                     164,227
TCW Leveraged Income Trust, L.P.                      600,000
USFlow Corporation                                    366,800
Victory Ventures LLC                                        2
Winsloew Escrow Corporation                                 7
                                                 ------------
                                                    2,135,548
                                                 ------------
OIL AND GAS - 1.26%
Chaparral Resources, Inc.                                  37
Mustang Ventures Company                            1,108,201
                                                 ------------
                                                    1,108,238
                                                 ------------
PERSONAL TRANSPORTATION - 2.17%
Tronair, Inc.                                       1,916,834
                                                 ------------
PUBLISHING & PRINTING - 0.21%
American Media Operation, Inc.                        188,562
                                                 ------------
RETAIL STORES - 2.93%
P H I Holding Company                               1,181,252
Remington Arms Company                                186,812
TVI, Inc.                                           1,212,333
                                                 ------------
                                                    2,580,397
                                                 ------------
TECHNOLOGY - 0.21%
F E I Company                                         181,750
                                                 ------------
TELECOMMUNICATIONS - 0.20%
Canwest Media, Inc.                                   175,000
                                                 ------------
TOTAL CORPORATE RESTRICTED
SECURITIES - 100.95%                             $ 89,007,419
                                                 ============

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(Unaudited)

1. HISTORY

   MassMutual Participation Investors (the "Trust") was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated April 7, 1988. The Trust is a diversified closed-end management investment company. David L. Babson & Company Inc., ("Babson"), a majority owned subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), acts as its investment adviser. The investment objective is to maximize total return by providing a high level of current income, the potential for growth of such income, and capital appreciation, by investing primarily in a portfolio of privately placed fixedincome securities, at least half of which normally will include equity features. On January 27, 1998, the Board of Trustees authorized the formation of a wholly owned subsidiary ("MMPI Subsidiary Trust") for the purpose of holding certain investments. The MMPI Subsidiary Trust's results of operations have been consolidated in the accompanying financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.

   A. VALUATION OF INVESTMENTS:

   Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market. Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in or restrictions on resale and will therefore be "restricted securities". Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, restricted securities can be sold only in a directly negotiated transaction to a limited number of purchasers or in a public offering for which a registration statement is in effect under the Securities Act of 1933.

   The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Board of Trustees of the Trust (the "Trustees"). Each restricted security is valued by the Trustees as of the time of the acquisition thereof and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are thereafter used for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and the extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

--------------------------------------------------------------------------------
28

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(CONTINUED)

   When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

   The Board of Trustees of the Trust meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust (otherwise than as Trustees) or of Babson, the Trust's investment adviser. In making valuations, the Trustees will consider reports by Babson analyzing each portfolio security in accordance with the relevant factors referred to above. Babson has agreed to provide such reports to the Trust at least quarterly.

   The financial statements include restricted securities valued at $89,007,419 (100.95% of net assets) as of March 31, 2003 ($92,198,551 at March 31, 2002)
   whose values have been determined by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

   The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of March 31, 2003, subject to discount where appropriate, and are approved by the Trustees.

   Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates market value.

   B. ACCOUNTING FOR INVESTMENTS:

   Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

   The Trust has elected to accrue, for financial reporting purposes, certain premiums and discounts which are required to be accrued for federal income tax purposes.

   Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

   The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

   C. USE OF ESTIMATES:

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(CONTINUED)

   D. FEDERAL INCOME TAXES

   No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute all or a portion of such net gains.

3. INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FEE

   Under an Investment Advisory and Administrative Services Contract with the Trust, Babson has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objective and policies of the Trust. Babson has further agreed that it will request each issuer of securities which MassMutual is prepared to purchase in a private placement, and which would be consistent with the investment policies of the Trust, to offer such securities also to the Trust and that it will use its best efforts to insure that such request is acceded to. MassMutual has agreed that, subject to such orders of the Securities and Exchange Commission as may apply, it will invest concurrently with the Trust in any such investment. Babson will also represent the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the contract, Babson is obligated to provide administration of the day-to-day operations of the Trust and to provide the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services. For its services under the investment advisory and administrative services contract, Babson is paid a quarterly advisory and administrative services fee equal to .225% of the value of the Trust's net assets as of the last business day of each fiscal quarter, an amount approximately equivalent to .90% on an annual basis, provided that a majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson, approve the valuation of the Trust's net assets as of such day.

4. SENIOR SECURED INDEBTEDNESS:

   A. NOTE PAYABLE

   MassMutual holds the Trust's $12,000,000 Senior Fixed Rate Convertible Note (the "Note") issued by the Trust in 1995. The Note, as amended is due December 13, 2011 and accrues interest at 5.80% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For each of the periods ended March 31, 2003 and 2002, the Trust incurred total interest expense on the Note of $174,000.

   The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus the Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Notes proposed to be redeemed.

--------------------------------------------------------------------------------
30

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(CONTINUED)

   B. REVOLVING CREDIT AGREEMENT

   The Trust entered into a $15,000,000 senior secured, floating rate, Revolving Credit Agreement (the "Revolver") with Fleet National Bank (the "Agent Bank"), pursuant to a credit agreement dated May 29, 1997, with a maturity date of May 31, 2004.

   The Revolver bears interest at a variable per annum rate equal to the three-month Eurodollar rate plus a margin of .40% per annum or the most recent Federal Funds rate plus a margin of .50% per annum. Interest is paid to the Agent Bank as it becomes due. The Trust also incurs expense on the undrawn portion of the total Revolver at a rate of .185% per annum.

   As of March 31, 2003 and 2002, there were $10,500,000 in outstanding loans against the Revolver and the average blended rate of interest charged on the Revolver was 1.84% and 2.35%, respectively. For the period ended March 31, 2003, the Trust incurred total interest expense on the Revolver of $48,233, including $2,053 related to the undrawn portion. For the period ended March 31, 2002, the Trust incurred total interest expense on the Revolver of $62,542, including $2,053 related to the undrawn portion.

5. PURCHASES AND SALES OF INVESTMENTS
                                                 FOR THE           FOR THE
                                               THREE MONTHS      THREE MONTHS
                                              ENDED 3/31/2003   ENDED 3/31/2002
                                              ---------------   ---------------
                                                COST OF INVESTMENTS ACQUIRED
                                              ---------------------------------
   Corporate restricted securities            $     9,818,994   $     9,212,982
   Corporate public securities                      1,122,887         3,986,400
   Short-term securities                           85,721,012        68,276,995

                                              PROCEEDS FROM SALES OR MATURITIES
                                              ---------------------------------
   Corporate restricted securities            $    12,578,616   $    11,597,711
   Corporate public securities                        951,944         5,819,502
   Short-term securities                           82,861,000        72,854,177


   The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of March 31, 2003. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of March 31, 2003 is $21,754,933 and consists of $8,662,957 appreciation and $30,417,890 depreciation.

   The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of March 31, 2002. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of March 31, 2002 is $22,217,744 and consists of $5,444,335 appreciation and $27,662,079 depreciation.

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(CONTINUED)

6. SUBSEQUENT EVENT

   The Annual Meeting of Shareholders was held on Friday, April 11, 2003. The Shareholders were asked to vote (a) to elect Robert E. Joyal as a trustee for a one year term and to re-elect Stuart H. Reese and Martin T. Hart as trustees for a three-year term; (b) to ratify the selection of Deloitte & Touche LLP as auditors for the fiscal year ending December 31, 2003; and (c) to approve the continuance of the Trust's current Investment Advisory and Administrative Services Contract with Babson. The Shareholders approved all of the proposals. The Trust's other trustees (Donald E. Benson, Donald Glickman, Steven A. Kandarian, Jack A. Laughery and Corine T. Norgaard) continue to serve their respective terms following the April 11, 2003 Annual Shareholders Meeting. The results of the Shareholder votes are set forth below.

   The results of the votes are as follows:

   a. ELECTION OF TRUSTEES:

                          SHARES:                                    % OF SHARES
      TRUSTEE:              FOR         WITHHELD         TOTAL        VOTED FOR
      --------              ---         --------         -----        ---------
      Robert E. Joyal    8,558,742      141,477        8,700,219        98.37%
      Stuart H. Reese    8,558,742      141,477        8,700,219        98.37%
      Martin T. Hart     8,552,949      147,270        8,700,219        98.31%

   b. RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2003.

       SHARES:                                                  % OF SHARES
         FOR           AGAINST       ABSTAINED       TOTAL       VOTED FOR
         ---           -------       ---------       -----       ---------
      8,538,395        104,837         56,987      8,700,219       98.13%

   c. APPROVAL OF THE CONTINUANCE OF THE TRUST'S INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES CONTRACT WITH DAVID L. BABSON AND COMPANY, INC., DATED OCTOBER 7, 1988.

       SHARES:                                                  % OF SHARES
         FOR           AGAINST       ABSTAINED       TOTAL       VOTED FOR
         ---           -------       ---------       -----       ---------
      8,242,681        368,436         89,102      8,700,219       94.74%


7. CONTINGENCIES

   The Trust, together with other investors including MassMutual, is a plaintiff in two lawsuits in connection with private placement investments made by the Trust in Sharp International Corporation ("Sharp"). Three managing shareholders of Sharp, which is currently being liquidated in Chapter 7 liquidation proceedings, have pleaded guilty to criminal fraud charges. Two separate civil lawsuits were brought in New York state court in an attempt to recover damages for lost investment funds from Sharp's working capital lender and auditors. The lawsuit involving Sharp's working capital lender has been dismissed prior to trial. An appeal of this dismissal is pending. The lawsuit against Sharp's auditors is in its preliminary stages. The Trust is unable to estimate any potential recovery from these lawsuits.

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32

    TRUSTEES                                  OFFICERS

DONALD E. BENSON*             STUART H. REESE            CHAIRMAN

DONALD GLICKMAN               ROGER W. CRANDALL          PRESIDENT

MARTIN T. HART*               CHARLES C. MCCOBB, JR.     VICE PRESIDENT &
                                                         CHIEF FINANCIAL
ROBERT E. JOYAL                                          OFFICER

STEVEN A. KANDARIAN           STEPHEN L. KUHN            VICE PRESIDENT &
                                                         SECRETARY
JACK A. LAUGHERY
                              MICHAEL P. HERMSEN         VICE PRESIDENT
CORINE T. NORGAARD*
                              MARY WILSON KIBBE          VICE PRESIDENT
STUART H. REESE
                              MICHAEL L. KLOFAS          VICE PRESIDENT

                              RICHARD C. MORRISON        VICE PRESIDENT

                              CLIFFORD M. NOREEN         VICE PRESIDENT

                              RICHARD E. SPENCER, II     VICE PRESIDENT

                              MARK B. ACKERMAN           TREASURER

                              JOHN T. DAVITT, JR.        COMPTROLLER

*MEMBER OF THE AUDIT COMMITTEE


                  DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

   MassMutual Participation Investors offers a Dividend Reinvestment and Cash Purchase Plan. The Plan provides a simple and automatic way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. The dividends of each shareholder will be automatically reinvested in the Trust by Shareholder Financial Services Inc., the Transfer Agent, in accordance with the Plan, unless such shareholder elects not to participate by providing written notice to the Transfer Agent. A shareholder may terminate his or her participation by notifying the Transfer Agent in writing.

   Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $100 nor more than $5,000 per quarter.

   Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment. When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

   The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newlyissued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

   As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

   Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Participation Investors' Dividend Reinvestment and Cash Purchase Plan, P.O. Box 173673, Denver CO 80217-3673.